Document and Entity Information	Sep. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001531177
Document Type	8-K
Document Period End Date	Sep. 11, 2023
Entity Registrant Name	Sight Sciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40587
Entity Tax Identification Number	80-0625749
Entity Address, Address Line One	4040 Campbell
Entity Address, Address Line Two	Avenue
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(877)
Local Phone Number	266-1144
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	SGHT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false